Shareholder Report, Average Annual Return (Details) 943320_The Paradigm Fund_Advisor Class A_TSR Annual {Advisor Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	(19.70%)	17.32%	15.76%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	(14.80%)	18.72%	16.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	22.34%	11.19%	11.72%